Charles J. Bair (858) 550-6142 cbair@cooley.com	VIA EDGAR AND FEDERAL EXPRESS

August 2, 2010

United States Securities and Exchange Commission

Division of Corporate Finance

Mail Stop 4720

100 F Street, N.E.

Washington, D.C. 20549

Attn:	Jeffrey Riedler
John L. Krug
Daniel Greenspan
Vanessa Robertson
Joel Parker

Re:	Trius Therapeutics, Inc.
Registration Statement on Form S-1 (File No. 333-162945)
Amendment No. 7

Dear Ms. Robertson and Messrs. Riedler, Krug, Greenspan and Parker:

Enclosed for electronic filing via EDGAR pursuant to the Securities Act of 1933, as amended, on behalf of our client, Trius Therapeutics, Inc. (the “Company”), is Amendment No. 7 (“Amendment No. 7”) to the Company’s Registration Statement on Form S-1 (the “Registration Statement”) originally filed with the Securities and Exchange Commission (the “Commission”) on November 6, 2009. The copy of Amendment No. 7 enclosed herewith is marked to show changes to Amendment No. 6 to the Registration Statement filed with the Commission on July 13, 2010 (“Amendment No. 6”).

Please note that, following effectiveness of the Registration Statement1, the Company intends to file a free writing prospectus (the “Free Writing Prospectus”) with the Commission reflecting any material changes between the information included in Amendment No. 6 and the final terms of the offering. Copies of Amendment No. 7 and the Free Writing Prospectus will be distributed electronically to investors prior to confirmation of orders.

The Company respectfully requests the Staff’s assistance in completing the review of Amendment No. 7 as soon as possible. Please advise us if we can provide any further information or assistance to facilitate your review. Please direct any further comments or questions regarding Amendment No. 7 or this letter to me at (858) 550-6142 or Michael L. Penley, Esq. at (858) 550-6028.

[1]

Concurrently herewith, the Company has requested that the Commission take appropriate action to cause the Registration Statement to become effective on August 2, 2010, at 4:00 p.m., Eastern Time, or as soon thereafter as is practicable.

4401 EASTGATE MALL, SAN DIEGO, CA 92121 T: (858) 550-6000 F: (858) 550-6420 WWW.COOLEY.COM

August 2, 2010

Page Two

Sincerely,

Cooley LLP

/s/ Charles J. Bair

Charles J. Bair, Esq.

cc:	Jeffrey Stein, Ph.D., Trius Therapeutics, Inc.
John P. Schmid, Trius Therapeutics, Inc.
M. Wainwright Fishburn, Jr., Esq., Cooley LLP
Michael L. Penley, Esq., Cooley LLP
Patrick A. Pohlen, Esq., Latham & Watkins LLP
Cheston J. Larson, Esq., Latham & Watkins LLP
Divakar Gupta, Esq., Latham & Watkins LLP

4401 EASTGATE MALL, SAN DIEGO, CA 92121 T: (858) 550-6000 F: (858) 550-6420 WWW.COOLEY.COM